Other Accrued Expenses and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Accrued restructuring	$ 751	$ 1,377
Accrued professional fees	672	679
Income taxes payable	242	275
Other accrued expenses	1,897	2,140
Total	$ 3,562	$ 4,471